Equity-Accounted Investees and Joint Business - Joint Arrangement (Details) € in Millions, $ in Millions				1 Months Ended					4 Months Ended	12 Months Ended			30 Months Ended
	Feb. 03, 2025 USD ($)	Jan. 02, 2025 USD ($)	Jul. 31, 2021	Feb. 28, 2025 Center	Jan. 31, 2025 Center	Jul. 31, 2024 USD ($) Center	Apr. 30, 2024 Center	Jul. 31, 2021	Jul. 31, 2024 USD ($) Center	Dec. 31, 2025 USD ($) Center	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Feb. 03, 2025 EUR (€)	Jan. 02, 2025 EUR (€)	Jul. 31, 2024 EUR (€)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 EUR (€)	Jul. 31, 2021 Center
Plasma centers acquired from Immunotek
Equity-Accounted Investees and Joint Business
Number of plasma centers to be opened																			28
Total business combination cost						$ 547			$ 547							€ 514
Number of plasma centers acquired				6	8				14
Number of plasma centers acquired per group of centers						7	7
Number of phases the centers has acquired						2	2
Plasma center leasing agreements, amounts guaranteed by entity | $	$ 20
Group 1 centers and Group 2 centers
Equity-Accounted Investees and Joint Business
Total business combination cost						$ 266			$ 266							€ 246
Number of plasma centers acquired									14
Group 3 centers and Group 4 centers
Equity-Accounted Investees and Joint Business
Total business combination cost	281									$ 140	€ 134			€ 268
Number of plasma centers acquired										14
Number of plasma center lease agreements for which entity acts as guarantor										2
Group 3 centers
Equity-Accounted Investees and Joint Business
Cash transferred										$ 78	75
Total business combination cost		$ 79													€ 75
Number of plasma centers acquired		8
Group 4 centers
Equity-Accounted Investees and Joint Business
Cash transferred										$ 62	59
Total business combination cost	$ 62													€ 59
Number of plasma centers acquired	6									6
Biotek America LLC
Equity-Accounted Investees and Joint Business
Number of plasma centers to be opened			28					28											28
Period after opening of each respective center that entity has committed to purchasing the center			3 years
Proportion of ownership interest in joint arrangement			75.00%					75.00%
ImmunoTek Bio Centers, LLC
Equity-Accounted Investees and Joint Business
Number of plasma centers to be opened																			28
Number of plasma centers acquired										14
Advances paid per center | $																	$ 5
Total advances paid for centers																	$ 140	€ 134
Management fee | €											28	€ 15	€ 8
Biotek America LLC
Equity-Accounted Investees and Joint Business
Purchase of plasma | €											€ 236	€ 234
ImmunoTek GH LLC | Biotek America LLC
Equity-Accounted Investees and Joint Business
Proportion of ownership interest in joint arrangement			25.00%					25.00%